Major Customers (Details Narrative) (10-K) - Sales Revenue [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer One [Member]
Concentrations of credit risk percentage	14.00%	13.00%
Customer Two [Member]
Concentrations of credit risk percentage		13.00%
Customer Three [Member]
Concentrations of credit risk percentage		12.00%